G2 Information Regarding Members of the Board of Directors and Group Management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Information About Board Of Directors And Group Management [Abstract]
Summary of Remuneration to Members of the Board of Directors

Remuneration to members of the Board of Directors

SEK	Board fees	Number of synthetic shares/portion of Board fee	Value at grant date of synthetic shares allocated in 2022	Number of previously allocated synthetic shares outstanding	Net change in value of synthetic shares 1)	Committee fees	Total fees paid in cash 2)	Total remuneration 2022		Total remuneration 2021
			A		B		C	(A+B+C)
Board member
Ronnie Leten	4,375,000	—	—	94,954	(2,501,774)	385,000	4,760,000	2,258,226		4,487,599
Helena Stjernholm	1,100,000	6,669 /50%	549,992	23,547	(1,182,457)	180,000	730,000	97,535		1,441,705
Jacob Wallenberg	1,100,000	10,003 /75%	824,947	35,323	(1,773,786)	180,000	455,000	(493,839)		1,375,710
Jon Fredrik Baksaas	1,100,000	6,669 /50%	549,992	30,007	(1,519,416)	205,000	755,000	(214,424)		1,250,514
Jan Carlson	1,100,000	10,003 /75%	824,947	35,323	(1,773,786)	455,000	730,000	(218,839)		1,512,156
Nora Denzel	1,100,000	3,334 /25%	274,955	11,772	(591,164)	180,000	1,005,000	688,791		1,240,674
Börje Ekholm	—	—	—	—	—	—	—	—		150,241
Carolina Dybeck Happe	1,100,000	10,003/75%	824,947	—	(215,765)	—	—	609,182		—
Eric A. Elzvik	1,100,000	3,334/25%	274,955	11,772	(591,164)	475,000	1,300,000	983,791		1,480,674
Kurt Jofs	1,100,000	3,334/25%	274,955	19,378	(459,865)	635,000	1,460,000	1,275,090		1,598,923
Kristin S. Rinne	1,100,000	6,669/50%	549,992	14,005	(999,684)	205,000	755,000	305,308		1,371,568

Employee Representatives
Torbjörn Nyman	43,500	—	—	—	—	22,500	66,000	66,000		43,500
Anders Ripa	43,500	—	—	—	—	12,000	55,500	55,500		27,000
Kjell-Åke Soting	43,500	—	—	—	—	15,000	58,500	58,500		39,000
Annika Salomonsson 4)	28,500	—	—	—	—	—	28,500	28,500		—
Ulf Rosberg (deputy)	43,500	—	—	—	—	—	43,500	43,500		22,500
Loredana Roslund (deputy)	43,500	—	—	—	—	—	43,500	43,500		27,000
Roger Svensson	—	—	—	—	—	—	—	—		7,500
Per Holmberg (deputy)	—	—	—	—	—	—	—	—		21,000
Total	14,521,000	60,018	4,949,682	276,081	(11,608,861)	2,949,500	12,245,500	5,586,321	3)	16,097,264

1)
The difference in value as of the time for payment, compared to December 31, 2021, for synthetic shares allocated in 2017 (for which payment was made in 2022). The difference in value as of December 31, 2022 compared to December 31, 2021, for synthetic shares allocated in 2018, 2019, 2020 and 2021. Calculated on a share price of SEK 60.90. The difference in value as of December 31, 2022, compared to grant date for synthetic shares allocated in 2022. The value of synthetic shares allocated in 2018, 2019, 2020 and 2021 includes respectively SEK 1.00, SEK 1.50, SEK 2.00 and SEK 2.50 per share in compensation for dividends resolved by the Annual General Meetings 2019, 2020, 2021 and 2022 and the value of the synthetic shares allocated in 2017 includes dividend compensation for dividends resolved in 2018, 2019, 2020 and 2021.

2)	Committee fee and cash portion of the Board fee.
3)	Excluding social security charges in the amount of SEK 1,102,787.
4)	Appointed deputy employee representative Board member as of March 29, 2022.

Summary of Remuneration Costs for the President and CEO and Other Members of Executive Team (ET)

Remuneration costs for the President and CEO and other members of Executive Team (ET)

SEK	President and CEO 2022	President and CEO 2021	President and CEO 2020	Other members of ET 2022 3)	Other members of ET 2021	Other members of ET 2020	Total 2022	Total 2021	Total 2020
Salary 1)	19,154,852	18,208,859	17,727,726	132,945,295	110,043,431	98,063,266	152,100,147	128,252,290	115,790,992
Termination benefits	—	—	—	25,503,967	—	—	25,503,967	—	—
Annual variable remuneration provision earned for the year	—	—	—	90,908,181	52,507,185	37,992,529	90,908,181	52,507,185	37,992,529
Long-term variable compensation provision	41,125,015	43,701,650	41,110,656	43,688,149	48,260,833	41,237,506	84,813,164	91,962,483	82,348,162
Pension costs 2)	9,856,121	9,569,049	9,113,376	42,248,588	40,886,802	39,685,920	52,104,709	50,455,851	48,799,296
Other benefits	135,743	555,688	770,276	20,167,043	11,199,631	14,360,413	20,302,786	11,755,319	15,130,689
Social charges and taxes	22,079,378	22,633,474	21,592,463	60,745,133	57,469,705	52,289,551	82,824,511	80,103,179	73,882,014
Total	92,351,109	94,668,720	90,314,497	416,206,356	320,367,587	283,629,185	508,557,465	415,036,307	373,943,682

1)	Includes compensation for unused vacation days.
2)	Includes cash payments to the President and CEO in lieu of defined contribution payment in a cost neutral way to Ericsson.
3)
Does not include cash compensation paid to Rory Read during 2022 amounting to MUSD 32.76 for acceleration of existing restricted and performance stock units in Vonage Holdings Corp. (Vonage). Further information is included in the “Remuneration report”.